Financial assets and financial liabilities (Details 1) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Financial assets	S/ 489	S/ 70,569
Currency swap contract [Member]
Disclosure of financial assets [line items]
Financial assets	489	69,912	S/ 124,770
Financial liabilities
Hedging instruments [Member] | Currency swap contract [Member]
Disclosure of financial assets [line items]
Financial assets	489	69,912
Financial liabilities